Current Taxes and Deferred Taxes - Income Tax (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2014
Income tax expense:
Current year taxes			$ 105,024	$ 134,759	$ 122,147
Tax from previous period			(1,401)	1,030	(1,851)
Subtotal			103,623	135,789	120,296
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences			20,043	(26,044)	(18,964)
Effect of changes in tax rate			(5,729)	(9,158)	(18,234)
Subtotal			14,314	(35,202)	(37,198)
Other			(2,576)	(375)	(777)
Total tax expense (income)		$ 187,448	$ 115,361	$ 100,212	$ 82,321
Tax Rate	27.00%	25.50%	25.50%	24.00%	22.50%	21.00%